OTHER INCOME (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 30, 2014 Beijing Nepstar Chain Co., Ltd. ("Beijing Nepstar") [Member] CNY	Sep. 30, 2014 Weifang Nepstar Pharmaceutical Co., Ltd. (Weifang Nepstar) [Member] CNY
Components of Other Non-Operating Income [Line Items]
Ownership percentage of subsidiaries transferred					100.00%	100.00%
Cash considerations received for sale of subsidiaries		13,901,000			100,000	13,801,000
Other income	$ 497,000	3,082,000			226,000	2,856,000